COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments:

The Company participated in the past in programs sponsored by the Israeli Government for the support of research and development activities, through the Office of the Chief Scientist of Israel’s Ministry of Economy (formerly the Ministry of Industry, Trade and Labor) (the “OCS”). The Company had obtained aggregate grants from the OCS of $372, which were received during fiscal years 2002 and 2003.

Under the Company’s research and development agreement with the OCS, and pursuant to applicable laws, the Company is required to pay royalties at the rate of between 3% to 5% on revenues derived from products developed with royalty-bearing grants provided by the OCS, in an amount of up to 100% of the grants received from the OCS. The obligation to pay these royalties is contingent on actual sales of the products. In the absence of such sales, no payment is required.

Royalties are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits.

Through December 31, 2013, the Company had paid or accrued royalties to the OCS in an amount of $42. As of December 31, 2013, the total contingent liability to the OCS amounted to $404.

b.	Lease commitments:

The Company’s facilities, its subsidiaries’ facilities and its motor vehicles are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2016.

Future minimum rental payments for facilities under non-cancelable operating leases are as follows:

Operating
Lease
Year ending December 31,	Obligations
2014	351
2015	326
2016	213
Total	$890

The Company extended the current office lease agreement for its offices in Jerusalem, Israel, which expired in November 2012, through October 2015, with an option to extend it for another three years. The Company leases 6,025 square feet of office space, which is utilized primarily for administrative, research and development, service and technical support purposes, with an average annual rent of approximately $145 payable starting in November 2012.

ViryaNet, Inc., the Company’s US subsidiary located in Massachusetts, signed a new office lease agreement in February 2011 and relocated its facilities in June 2011 to a new location in Westborough, Massachusetts. ViryaNet Inc. leases 10,372 square feet of office space, which is utilized primarily for administrative, marketing, sales, service and technical support purposes, with an average annual rent of approximately $197, payable starting in January 2012. The non-cancellable lease agreement for these premises expires on December 31, 2016 and contains a rent escalation clause. The long-term deferred rent payable that appears on the Company’s balance sheet as of December 31, 2013 includes accrued fees for these facilities that are paid over the lease period.

Lease expenses in respect of facilities were approximately $342, $316 and $343 for the years ended December 31, 2013, 2012 and 2011, respectively.

Lease expenses in respect of motor vehicles for the years ended December 31, 2013, 2012 and 2011 were approximately $132, $136 and $150, respectively. In addition, as of December 31, 2013, future minimum rental payments for motor vehicles leased for the years 2014, 2015 and 2016 were $92, $25 and $12 respectively.

c.	Charges and guarantees:

1.	There is a floating charge on all of the Company’s assets in favor of the Bank.

2.	The Company has obtained a bank guarantee in an amount of $79, in order to secure an office lease agreement.